Stock Option Plans - Weighted-Average Assumptions Used to Estimate the Fair Value of Options Granted (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted during the period					$ 9.60	$ 33.80	$ 11.90
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	77.11%		77.11%	74.39%	77.39%	76.13%	78.02%
Risk free interest rate	0.76%		0.76%	1.43%	1.43%	2.67%	3.20%
Dividend yield	0.00%		0.00%	0.00%
Term (years)	5 years 11 months 12 days		5 years 11 months 12 days	6 years 6 months	6 years 6 months	6 years 5 months 9 days	6 years 5 months 19 days
Weighted-average fair value of options granted during the period	$ 6.72		$ 6.72	$ 9.34	$ 23.35	$ 10.60	$ 4.60
Non-employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	76.21%	74.93%	76.04%	74.90%	75.01%	75.45%	77.89%
Risk free interest rate	1.23%	1.44%	1.24%	1.45%	1.26%	2.85%	2.76%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Term (years)	7 years 5 months 16 days	8 years 4 months 6 days	7 years 6 months 29 days	8 years 6 months 7 days	8 years 3 months 11 days	9 years 2 months 23 days	9 years 10 months 10 days